Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	4,582,235	2,127,624
	Ecolab Inc.	2,435,300	562,311
	Fastenal Co.	5,443,028	419,875
	Albemarle Corp.	1,129,012	148,736
			3,258,546
Consumer Discretionary (18.9%)
*	Amazon.com Inc.	87,577,944	15,797,309
*	Tesla Inc.	25,559,924	4,493,179
	Costco Wholesale Corp.	4,191,201	3,070,600
*	Netflix Inc.	3,988,547	2,422,364
	McDonald's Corp.	6,822,251	1,923,534
*	Uber Technologies Inc.	18,651,955	1,436,014
	Booking Holdings Inc.	323,229	1,172,636
	TJX Cos. Inc.	10,784,657	1,093,780
	NIKE Inc. Class B	11,515,812	1,082,256
	Walt Disney Co.	8,681,748	1,062,299
	Starbucks Corp.	10,716,965	979,423
*	Chipotle Mexican Grill Inc.	259,907	755,490
*	O'Reilly Automotive Inc.	560,189	632,386
*	Airbnb Inc. Class A	3,533,086	582,818
	Marriott International Inc. Class A	2,197,820	554,532
*	AutoZone Inc.	164,162	517,381
	Hilton Worldwide Holdings Inc.	2,394,732	510,820
*	Copart Inc.	8,209,608	475,500
	Ross Stores Inc.	3,196,974	469,188
*,1	Lululemon Athletica Inc.	1,092,109	426,632
	Yum! Brands Inc.	2,677,139	371,185
*	Trade Desk Inc. Class A	4,236,398	370,346
	Estee Lauder Cos. Inc. Class A	2,108,933	325,092
	Tractor Supply Co.	1,032,201	270,148
*	Ulta Beauty Inc.	463,817	242,521
*	Take-Two Interactive Software Inc.	1,629,564	241,974
*	Aptiv plc	2,670,240	212,685
*	Roblox Corp. Class A	5,284,934	201,779
	Las Vegas Sands Corp.	3,613,635	186,825
*	Expedia Group Inc.	1,256,371	173,065
	Domino's Pizza Inc.	335,843	166,874
*	Live Nation Entertainment Inc.	1,555,247	164,498
*	Royal Caribbean Cruises Ltd.	1,053,569	146,457
*	Burlington Stores Inc.	623,577	144,788
	Rollins Inc.	2,808,513	129,950

		Shares	Market Value ($000)
[1]	Warner Music Group Corp. Class A	1,278,554	42,218
			42,848,546
Consumer Staples (0.7%)
*	Monster Beverage Corp.	6,922,950	410,392
	Colgate-Palmolive Co.	3,918,185	352,833
	Hershey Co.	1,425,091	277,180
	Church & Dwight Co. Inc.	2,331,465	243,195
	Brown-Forman Corp. Class B	2,927,315	151,108
	Lamb Weston Holdings Inc.	709,666	75,601
[1]	Brown-Forman Corp. Class A	492,333	26,069
			1,536,378
Energy (1.3%)
	Pioneer Natural Resources Co.	2,217,083	581,984
	Hess Corp.	2,628,629	401,234
	Schlumberger NV	6,822,278	373,929
	Cheniere Energy Inc.	2,123,739	342,517
	Diamondback Energy Inc.	1,700,084	336,906
*	First Solar Inc.	976,830	164,889
	Baker Hughes Co.	4,822,401	161,550
	Halliburton Co.	3,864,036	152,320
*	Enphase Energy Inc.	1,240,329	150,055
	Coterra Energy Inc.	3,488,317	97,254
	EQT Corp.	2,161,856	80,140
	Texas Pacific Land Corp.	92,461	53,490
			2,896,268
Financials (2.5%)
	S&P Global Inc.	2,970,972	1,264,000
	Blackstone Inc.	6,811,790	894,865
	Aon plc Class A (XNYS)	1,786,979	596,351
	Moody's Corp.	1,471,738	578,437
*	Coinbase Global Inc. Class A	1,767,823	468,685
	Apollo Global Management Inc.	3,776,996	424,723
	MSCI Inc.	714,437	400,406
	Broadridge Financial Solutions Inc.	1,125,951	230,662
	Ares Management Corp. Class A	1,598,360	212,550
	LPL Financial Holdings Inc.	713,811	188,589
	FactSet Research Systems Inc.	365,855	166,241
	Tradeweb Markets Inc. Class A	1,121,242	116,800
	Brown & Brown Inc.	1,115,829	97,680
	Interactive Brokers Group Inc. Class A	508,057	56,755
			5,696,744
Health Care (7.5%)
	Eli Lilly & Co.	8,073,323	6,280,722
*	Intuitive Surgical Inc.	3,332,369	1,329,915
	Stryker Corp.	3,238,112	1,158,823
	Thermo Fisher Scientific Inc.	1,804,503	1,048,795
*	Vertex Pharmaceuticals Inc.	2,444,526	1,021,836
*	Boston Scientific Corp.	13,889,385	951,284
	Zoetis Inc.	3,904,629	660,702
*	Edwards Lifesciences Corp.	5,708,280	545,483
*	DexCom Inc.	3,663,353	508,107
*	IDEXX Laboratories Inc.	789,428	426,236
	Agilent Technologies Inc.	2,786,327	405,438
*	Moderna Inc.	3,269,226	348,369
*	Veeva Systems Inc. Class A	1,380,796	319,917
	ResMed Inc.	1,404,914	278,215
	West Pharmaceutical Services Inc.	699,964	276,983

		Shares	Market Value ($000)
*	Align Technology Inc.	696,423	228,371
*	IQVIA Holdings Inc.	868,050	219,521
*	Illumina Inc.	1,520,577	208,806
	Cooper Cos. Inc.	1,904,431	193,224
*	Alnylam Pharmaceuticals Inc.	1,207,940	180,527
*	BioMarin Pharmaceutical Inc.	1,812,090	158,268
	STERIS plc	479,357	107,769
*	Incyte Corp.	1,852,723	105,550
*	Insulet Corp.	347,318	59,530
*,2	ABIOMED Inc. CVR	15	—
			17,022,391
Industrials (8.9%)
	Visa Inc. Class A	14,490,129	4,043,905
	Mastercard Inc. Class A	7,868,193	3,789,086
	Accenture plc Class A	5,924,585	2,053,520
*	Boeing Co.	5,772,588	1,114,052
	Automatic Data Processing Inc.	3,888,575	971,133
	General Electric Co.	4,897,159	859,598
	Sherwin-Williams Co.	2,170,048	753,723
	TransDigm Group Inc.	501,050	617,093
	Cintas Corp.	817,955	561,960
*	Fiserv Inc.	2,805,442	448,366
*	Block Inc. (XNYS)	5,278,080	446,420
	WW Grainger Inc.	420,715	427,993
	Old Dominion Freight Line Inc.	1,867,209	409,498
	Paychex Inc.	3,080,021	378,227
	Quanta Services Inc.	1,387,629	360,506
	Vulcan Materials Co.	1,258,691	343,522
	Verisk Analytics Inc.	1,365,679	321,931
	Rockwell Automation Inc.	1,092,086	318,157
	Equifax Inc.	1,181,172	315,987
*	Fair Isaac Corp.	225,178	281,385
*	Mettler-Toledo International Inc.	205,126	273,082
*	Waters Corp.	566,486	195,001
	Martin Marietta Materials Inc.	296,626	182,111
	JB Hunt Transport Services Inc.	793,326	158,070
	HEICO Corp. Class A	721,528	111,072
	Veralto Corp.	1,139,795	101,054
*	Teledyne Technologies Inc.	229,783	98,650
	HEICO Corp.	393,115	75,085
	Jack Henry & Associates Inc.	360,787	62,680
*,1	Symbotic Inc.	306,991	13,815
			20,086,682
Real Estate (1.5%)
	American Tower Corp.	4,413,880	872,139
	Equinix Inc.	896,246	739,699
	Welltower Inc.	5,401,391	504,706
*	CoStar Group Inc.	3,889,165	375,693
	SBA Communications Corp.	1,032,924	223,835
	Realty Income Corp.	4,118,473	222,809
	Public Storage	757,485	219,716
	Sun Communities Inc.	1,196,838	153,889
*	Zillow Group Inc. Class C	406,618	19,835
*	Zillow Group Inc. Class A	102,007	4,882
			3,337,203
Technology (56.1%)
	Microsoft Corp.	69,842,147	29,383,988

		Shares	Market Value ($000)
	Apple Inc.	137,795,038	23,629,093
	NVIDIA Corp.	22,272,866	20,124,871
	Meta Platforms Inc. Class A	20,766,445	10,083,770
*	Alphabet Inc. Class A	55,141,564	8,322,516
*	Alphabet Inc. Class C	45,125,536	6,870,814
*	Advanced Micro Devices Inc.	15,262,019	2,754,642
	Salesforce Inc.	8,687,331	2,616,450
*	Adobe Inc.	4,269,617	2,154,449
	Intuit Inc.	2,514,133	1,634,186
	Applied Materials Inc.	7,865,875	1,622,179
	Texas Instruments Inc.	8,597,957	1,497,850
*	ServiceNow Inc.	1,938,425	1,477,855
	Lam Research Corp.	1,240,177	1,204,919
	KLA Corp.	1,280,299	894,379
*	Palo Alto Networks Inc.	3,058,901	869,126
*	Synopsys Inc.	1,444,601	825,589
*	Cadence Design Systems Inc.	2,578,658	802,685
*	Crowdstrike Holdings Inc. Class A	2,157,813	691,773
	Amphenol Corp. Class A	5,686,584	655,947
	Marvell Technology Inc.	8,197,875	581,065
	Roper Technologies Inc.	1,015,620	569,600
*	Workday Inc. Class A	1,982,884	540,832
*	Autodesk Inc.	2,030,211	528,708
*	Super Micro Computer Inc.	468,205	472,901
*	Snowflake Inc. Class A	2,812,245	454,459
*	Palantir Technologies Inc. Class A	19,040,086	438,112
*	Fortinet Inc.	6,200,960	423,588
*	DoorDash Inc. Class A	2,689,645	370,418
*	Gartner Inc.	705,544	336,312
*	Datadog Inc. Class A	2,588,943	319,993
	Monolithic Power Systems Inc.	434,489	294,332
*	Atlassian Corp. Ltd. Class A	1,499,025	292,475
*	ANSYS Inc.	829,794	288,071
*	HubSpot Inc.	458,936	287,551
*	Cloudflare Inc. Class A	2,704,260	261,854
*	MongoDB Inc.	653,806	234,481
	Microchip Technology Inc.	2,585,089	231,908
*	Pinterest Inc. Class A	5,698,709	197,574
*	Tyler Technologies Inc.	405,731	172,440
	Teradyne Inc.	1,472,849	166,182
*	Zscaler Inc.	853,473	164,405
*	Okta Inc.	1,518,845	158,902
*	VeriSign Inc.	824,650	156,279
*	EPAM Systems Inc.	555,397	153,378
*	ON Semiconductor Corp.	2,053,097	151,005
	Vertiv Holdings Co. Class A	1,753,405	143,201
*	Snap Inc. Class A	10,154,104	116,569
	Bentley Systems Inc. Class B	2,206,471	115,222
	Seagate Technology Holdings plc	1,020,217	94,931
*	GoDaddy Inc. Class A	696,841	82,701
*	Zoom Video Communications Inc. Class A	1,137,385	74,351
*	Twilio Inc. Class A	861,470	52,679
	Paycom Software Inc.	247,163	49,188
*	Unity Software Inc.	1,359,363	36,295
			127,129,043
Telecommunications (0.8%)
	T-Mobile US Inc.	5,058,225	825,604
*	Arista Networks Inc.	2,370,743	687,468

		Shares	Market Value ($000)
	Motorola Solutions Inc.	792,946	281,480
*	Liberty Broadband Corp. Class C	594,149	34,003
*	Liberty Broadband Corp. Class A	83,127	4,748
			1,833,303
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,449,249	421,295
Total Common Stocks (Cost $101,821,700)			226,066,399
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.407% (Cost $418,073)	4,181,609	418,077
Total Investments (100.0%) (Cost $102,239,773)			226,484,476
Other Assets and Liabilities—Net (0.0%)			40,387
Net Assets (100%)			226,524,863
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,640,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,312,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	1,024	271,795	5,907

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/30/24	BANA	60,733	(5.327)	—	(250)
Visa Inc. Class A	8/30/24	BANA	124,191	(5.227)	—	(280)
					—	(530)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	226,066,399	—	—	226,066,399
Temporary Cash Investments	418,077	—	—	418,077
Total	226,484,476	—	—	226,484,476
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,907	—	—	5,907
Liabilities
Swap Contracts	—	530	—	530
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.